Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 21,493.3	$ 19,973.8	$ 18,312.8
Costs, expenses, and other:
Cost of sales	4,681.7	4,447.7	4,160.5
Research and development	5,051.2	5,096.2	5,040.0
Marketing, selling, and administrative	5,975.1	5,982.4	5,841.9
Acquired in-process research and development (Note 3)	1,983.9	1,112.6	30.0
Asset impairment, restructuring, and other special charges (Note 5)	266.9	1,331.6	72.9
Other—net, (income) expense (Note 17)	(145.6)	(301.5)	(108.8)
Cost of sales, operating expenses, and other-net	17,813.2	17,669.0	15,036.5
Income before income taxes	3,680.1	2,304.8	3,276.3
Income taxes (Note 13)	529.5	2,391.2	551.4
Net income (loss) from continuing operations	3,150.6	(86.4)	2,724.9
Net Income (loss) from discontinued operations (Note 20)	81.4	(117.7)	12.7
Net income (loss)	$ 3,232.0	$ (204.1)	$ 2,737.6
Earnings (loss) per share:
Earnings (loss) from continuing operations - basic (usd per share)	$ 3.07	$ (0.08)	$ 2.57
Earnings (loss) from discontinued operations - basic (usd per share)	0.07	(0.11)	0.02
Basic (usd per share)	3.14	(0.19)	2.59
Earnings (loss) from continuing operations - diluted (usd per share)	3.05	(0.08)	2.57
Earnings (loss) from discontinued operations - diluted (usd per share)	0.08	(0.11)	0.01
Diluted (usd per share)	$ 3.13	$ (0.19)	$ 2.58
Shares used in calculation of earnings (loss) per share:
Basic (shares)	1,027,721	1,052,023	1,058,324
Diluted (shares)	1,033,667	1,052,023	1,061,825